Hedging activities - Fair Value Hedges by Risk (Details) - Fair value hedges - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Notional amount	€ 1,159	€ 1,165	€ 166
Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	1,159	1,165	166
Less than 1 year
Disclosure of detailed information about hedges [line items]
Notional amount	0	0	0
Less than 1 year | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	0	0	0
1 to 3 years
Disclosure of detailed information about hedges [line items]
Notional amount	275	0	0
1 to 3 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	275	0	0
3 to 5 years
Disclosure of detailed information about hedges [line items]
Notional amount	450	500	0
3 to 5 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	450	500	0
Over 5 years
Disclosure of detailed information about hedges [line items]
Notional amount	434	665	166
Over 5 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	€ 434	€ 665	€ 166